Geographical Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2011		Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2010		Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 3,089.3		$ 2,932.9	$ 2,854.0	$ 2,682.6	$ 2,675.1		$ 2,577.1	$ 2,555.6	$ 2,585.3	$ 11,558.8		$ 10,393.1		$ 9,741.0
Long-Lived Assets	1,611.3	[1]				1,319.9	[1]				1,611.3	[1]	1,319.9	[1]	1,252.5	[1]
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues											6,023.9	[2]	5,806.8	[2]	5,528.5	[2]
Long-Lived Assets	797.9	[1]				708.5	[1]				797.9	[1]	708.5	[1]	673.6	[1]
Germany
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues											698.3	[2]	592.9	[2]	541.3	[2]
Long-Lived Assets	158.6	[1]				121.7	[1]				158.6	[1]	121.7	[1]	127.9	[1]
China
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues											559.6	[2]	405.3	[2]	352.7	[2]
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues											472.3	[2]	409.6	[2]	418.6	[2]
Long-Lived Assets	209.2	[1]				170.4	[1]				209.2	[1]	170.4	[1]	158.2	[1]
All Other Countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues											3,804.7	[2]	3,178.5	[2]	2,899.9	[2]
Long-Lived Assets	$ 445.6	[1]				$ 319.3	[1]				$ 445.6	[1]	$ 319.3	[1]	$ 292.8	[1]

[1]	Includes property, plant and equipment, net.
[2]	Revenues are attributed to countries based on customer location.